Leases (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Leases [Abstract]
Summary of information about right of use assets

The following table provides information about the Group’s right-of-use assets:

	June 30, 2025	December 31, 2024
	€	€
Balance at beginning of period	813,842	231,893
Addition	25,735	756,748
Depreciation charges	(116,960)	(174,799)
Impact of transaction of foreign currency	(104,004)	—
Balance at end of period	618,613	813,842

Summary of information about lease lease liabilities

The following table provides information about the Group’s lease liabilities at June 30, 2025:

	June 30, 2025	December 31, 2024
	€	€
Office leases	(634,150)	(861,470)
Total lease liability	(634,150)	(861,470)
Current portion	(161,544)	(222,427)
Non-current portion	(472,606)	(639,043)